First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 1.1%
78,004	L3Harris Technologies, Inc.	$14,744,316
	Communications Equipment – 9.2%
2,420,947	Cisco Systems, Inc.	108,337,378
258,445	Juniper Networks, Inc.	5,817,597
54,646	Motorola Solutions, Inc.	9,293,099
7,106	Ubiquiti, Inc.	1,979,092
		125,427,166
	Diversified Telecommunication Services – 8.4%
905,645	AT&T, Inc.	26,046,350
39,747	ATN International, Inc.	1,659,834
600,491	BCE, Inc.	25,701,015
152,948	Chunghwa Telecom Co., Ltd., ADR	5,906,852
47,132	Cogent Communications Holdings, Inc.	2,821,793
1,347,685	TELUS Corp.	26,684,163
431,009	Verizon Communications, Inc.	25,321,779
		114,141,786
	Electronic Equipment, Instruments & Components – 0.6%
35,975	CDW Corp.	4,741,145
78,007	National Instruments Corp.	3,427,628
		8,168,773
	Health Care Technology – 0.4%
63,707	Cerner Corp.	4,999,725
	Interactive Media & Services – 0.1%
10,822	Autohome, Inc., ADR	1,078,088
	Internet & Direct Marketing Retail – 0.0%
5,803	Shutterstock, Inc.	416,075
	IT Services – 9.5%
55,335	Amdocs Ltd.	3,924,912
127,109	Cognizant Technology Solutions Corp., Class A	10,416,583
15,215	CSG Systems International, Inc.	685,740
843,176	International Business Machines Corp.	106,138,995
41,515	Leidos Holdings, Inc.	4,364,057
21,623	NIC, Inc.	558,522
40,318	Perspecta, Inc.	970,857
20,092	Science Applications International Corp.	1,901,507
22,493	Switch, Inc., Class A	368,210
		129,329,383
Shares	Description	Value

	Media – 1.9%
1,497,256	Shaw Communications, Inc., Class B	$26,291,815
	Semiconductors & Semiconductor Equipment – 30.8%
137,713	Analog Devices, Inc.	20,344,342
205,678	Applied Materials, Inc.	17,750,011
60,208	ASE Technology Holding Co., Ltd., ADR	351,615
9,820	ASML Holding N.V., ADR	4,789,410
129,674	Broadcom, Inc.	56,777,761
8,739	Brooks Automation, Inc.	592,941
7,084	CMC Materials, Inc.	1,071,809
1,997,611	Intel Corp.	99,520,980
45,679	KLA Corp.	11,826,750
21,119	Kulicke & Soffa Industries, Inc.	671,795
32,640	Lam Research Corp.	15,414,893
75,047	Marvell Technology Group Ltd.	3,567,734
61,473	Microchip Technology, Inc.	8,490,036
5,784	Monolithic Power Systems, Inc.	2,118,274
57,211	NXP Semiconductors N.V.	9,097,121
7,335	Power Integrations, Inc.	600,443
353,840	QUALCOMM, Inc.	53,903,986
26,265	Silicon Motion Technology Corp., ADR	1,264,660
46,247	Skyworks Solutions, Inc.	7,070,241
400,817	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	43,705,086
322,943	Texas Instruments, Inc.	53,004,635
52,387	United Microelectronics Corp., ADR	441,622
54,562	Xilinx, Inc.	7,735,255
		420,111,400
	Software – 15.1%
17,745	American Software, Inc., Class A	304,682
32,924	CDK Global, Inc.	1,706,451
30,044	Citrix Systems, Inc.	3,908,724
5,899	Ebix, Inc.	223,985
15,549	InterDigital, Inc.	943,513
35,144	Intuit, Inc.	13,349,449
486,519	Microsoft Corp.	108,211,556
350,624	NortonLifeLock, Inc.	7,285,967
93,020	Open Text Corp.	4,228,689
902,193	Oracle Corp.	58,362,865
16,033	Progress Software Corp.	724,531
1,884	QAD, Inc., Class A	119,031
17,801	SAP SE, ADR	2,321,072
5,432	Sapiens International Corp., N.V.	166,274
41,330	SS&C Technologies Holdings, Inc.	3,006,758
77,781	Xperi Holding Corp.	1,625,623
		206,489,170

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals – 13.8%
874,835	Apple, Inc.	$116,081,856
1,208,021	Hewlett Packard Enterprise Co.	14,315,049
953,426	HP, Inc.	23,444,745
35,317	Logitech International S.A.	3,432,459
172,698	NetApp, Inc.	11,439,516
245,342	Seagate Technology PLC	15,250,459
195,747	Xerox Holdings Corp.	4,539,373
		188,503,457
	Wireless Telecommunication Services – 8.9%
872,271	China Mobile Ltd., ADR	24,894,614
3,017,066	Mobile TeleSystems PJSC, ADR	27,002,741
552,574	Rogers Communications, Inc., Class B	25,744,423
58,535	Shenandoah Telecommunications Co.	2,531,639
685,028	Telephone & Data Systems, Inc.	12,720,970
212,660	TIM S.A., ADR	2,960,227
1,570,403	Vodafone Group PLC, ADR	25,880,241
		121,734,855
	Total Investments – 99.8%	1,361,436,009
	(Cost $992,720,023) (a)
	Net Other Assets and Liabilities – 0.2%	2,712,803
	Net Assets – 100.0%	$1,364,148,812

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $393,775,193 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $25,059,207. The net unrealized appreciation was $368,715,986.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,361,436,009	$ 1,361,436,009	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 21.5%
	Aerospace & Defense – 0.3%
8,969	General Dynamics Corp.	$1,334,767
	Banks – 1.1%
88,253	CVB Financial Corp.	1,720,934
101,233	Old National Bancorp	1,676,418
28,923	Westamerica BanCorp	1,599,153
		4,996,505
	Biotechnology – 0.9%
21,597	AbbVie, Inc.	2,314,119
30,824	Gilead Sciences, Inc.	1,795,806
		4,109,925
	Capital Markets – 1.7%
37,574	Bank of New York Mellon (The) Corp.	1,594,641
80,254	Virtu Financial, Inc., Class A	2,019,993
161,219	Waddell & Reed Financial, Inc., Class A	4,106,248
		7,720,882
	Communications Equipment – 0.4%
37,716	Cisco Systems, Inc.	1,687,791
	Containers & Packaging – 0.3%
24,677	Sonoco Products Co.	1,462,112
	Diversified Telecommunication Services – 0.4%
29,255	Verizon Communications, Inc.	1,718,731
	Electric Utilities – 3.9%
18,134	Duke Energy Corp.	1,660,349
30,203	Edison International	1,897,353
13,748	Entergy Corp.	1,372,600
26,904	Evergy, Inc.	1,493,441
37,541	Exelon Corp.	1,584,981
45,077	Hawaiian Electric Industries, Inc.	1,595,275
47,197	NRG Energy, Inc.	1,772,247
63,965	OGE Energy Corp.	2,037,925
24,157	Pinnacle West Capital Corp.	1,931,352
86,388	PPL Corp.	2,436,142
		17,781,665
	Food & Staples Retailing – 0.5%
57,930	Walgreens Boots Alliance, Inc.	2,310,248
	Food Products – 2.0%
24,386	Bunge Ltd.	1,599,234
60,720	Flowers Foods, Inc.	1,374,094
22,429	General Mills, Inc.	1,318,825
18,843	Ingredion, Inc.	1,482,379
23,107	Kellogg Co.	1,437,949
64,684	Kraft Heinz (The) Co.	2,241,947
		9,454,428
	Gas Utilities – 0.8%
43,573	National Fuel Gas Co.	1,792,157
28,292	Spire, Inc.	1,811,820
		3,603,977

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services – 0.7%
31,513	Cardinal Health, Inc.	$1,687,836
21,428	CVS Health Corp.	1,463,533
		3,151,369
	Industrial Conglomerates – 0.3%
8,627	3M Co.	1,507,913
	Insurance – 1.0%
35,730	Horace Mann Educators Corp.	1,502,089
56,703	Mercury General Corp.	2,960,464
		4,462,553
	IT Services – 0.9%
19,192	International Business Machines Corp.	2,415,889
81,265	Western Union (The) Co.	1,782,954
		4,198,843
	Media – 1.0%
51,989	John Wiley & Sons, Inc., Class A	2,373,818
35,611	Omnicom Group, Inc.	2,221,058
		4,594,876
	Metals & Mining – 0.3%
25,571	Nucor Corp.	1,360,121
	Multi-Utilities – 1.6%
20,656	Consolidated Edison, Inc.	1,492,809
24,139	Dominion Energy, Inc.	1,815,253
10,630	DTE Energy Co.	1,290,588
61,556	NiSource, Inc.	1,412,095
23,322	Public Service Enterprise Group, Inc.	1,359,672
		7,370,417
	Oil, Gas & Consumable Fuels – 1.3%
1,103,227	EnLink Midstream, LLC	4,092,972
179,825	Teekay LNG Partners, L.P.	2,060,795
		6,153,767
	Pharmaceuticals – 0.4%
44,951	Pfizer, Inc.	1,654,646
	Technology Hardware, Storage & Peripherals – 0.5%
37,658	Seagate Technology PLC	2,340,821
	Tobacco – 0.8%
95,800	Altria Group, Inc.	3,927,800
	Trading Companies & Distributors – 0.4%
21,050	MSC Industrial Direct Co., Inc., Class A	1,776,409
	Total Common Stocks	98,680,566
	(Cost $94,277,017)
REAL ESTATE INVESTMENT TRUSTS – 20.2%
	Diversified REITs – 0.7%
24,713	PS Business Parks, Inc.	3,283,616

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Health Care REITs – 2.1%
129,417	Healthcare Realty Trust, Inc.	$3,830,743
273,751	Medical Properties Trust, Inc.	5,965,034
		9,795,777
	Industrial REITs – 4.2%
14,825	EastGroup Properties, Inc.	2,046,740
51,983	First Industrial Realty Trust, Inc.	2,190,044
52,393	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,323,288
280,120	Industrial Logistics Properties Trust	6,523,995
20,880	Innovative Industrial Properties, Inc.	3,823,754
29,837	Terreno Realty Corp.	1,745,763
		19,653,584
	Mortgage REITs – 1.7%
892,505	Annaly Capital Management, Inc.	7,541,667
	Office REITs – 2.3%
14,897	Alexandria Real Estate Equities, Inc.	2,654,943
135,533	Douglas Emmett, Inc.	3,954,853
60,049	Kilroy Realty Corp.	3,446,813
		10,056,609
	Residential REITs – 1.3%
21,785	American Homes 4 Rent, Class A	653,550
34,016	Equity LifeStyle Properties, Inc.	2,155,254
14,383	Essex Property Trust, Inc.	3,414,812
		6,223,616
	Retail REITs – 2.1%
51,250	Agree Realty Corp.	3,412,225
151,709	National Retail Properties, Inc.	6,207,932
		9,620,157
	Specialized REITs – 5.8%
7,211	American Tower Corp.	1,618,581
24,361	Extra Space Storage, Inc.	2,822,466
755,556	GEO Group (The), Inc.	6,694,226
30,221	Life Storage, Inc.	3,608,085
73,187	PotlatchDeltic Corp.	3,660,814
13,757	Public Storage	3,176,904
186,296	VICI Properties, Inc.	4,750,548
		26,331,624
	Total Real Estate Investment Trusts	92,506,650
	(Cost $87,993,229)
MASTER LIMITED PARTNERSHIPS – 18.7%
	Energy Equipment & Services – 1.2%
420,996	USA Compression Partners, L.P.	5,725,546
	Industrial Conglomerates – 0.8%
76,268	Icahn Enterprises, L.P.	3,864,499
	Oil, Gas & Consumable Fuels – 16.7%
500,085	Black Stone Minerals, L.P.	3,340,568
43,551	Cheniere Energy Partners, L.P.	1,535,173
239,063	Crestwood Equity Partners, L.P.	4,537,416

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
198,859	CrossAmerica Partners, L.P.	$3,414,409
223,136	DCP Midstream, L.P.	4,132,479
104,472	Delek Logistics Partners, L.P.	3,343,104
904,607	Energy Transfer, L.P.	5,590,471
130,675	Enterprise Products Partners, L.P.	2,559,923
34,417	Enviva Partners, L.P.	1,563,220
873,852	Genesis Energy, L.P.	5,426,621
261,970	Holly Energy Partners, L.P.	3,719,974
66,199	Magellan Midstream Partners, L.P.	2,809,486
178,572	MPLX, L.P.	3,866,084
359,089	NuStar Energy L.P.	5,174,472
130,930	Phillips 66 Partners, L.P.	3,457,861
427,996	Plains All American Pipeline, L.P.	3,526,687
419,148	Plains GP Holdings, L.P., Class A	3,541,801
479,737	Shell Midstream Partners, L.P.	4,835,749
111,408	Sunoco, L.P.	3,206,322
70,540	TC PipeLines, L.P.	2,077,403
349,042	Western Midstream Partners, L.P.	4,823,760
		76,482,983
	Total Master Limited Partnerships	86,073,028
	(Cost $97,010,343)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 19.6%
	Banks – 10.7%
140,693	Bank of America Corp., Series CC	6.20%	(a)	3,515,918
133,408	Bank of America Corp., Series EE	6.00%	(a)	3,380,559
120,004	Bank of America Corp., Series GG	6.00%	(a)	3,334,911
135,321	Bank of America Corp., Series K (b)	6.45%	12/15/66	3,648,254
149,340	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (c)	6.58%	10/30/40	4,256,190
128,232	Citigroup, Inc., Series J (b)	7.13%	(a)	3,646,918
95,403	Citigroup, Inc., Series K (b)	6.88%	(a)	2,739,020
141,619	Citigroup, Inc., Series S	6.30%	(a)	3,619,782
134,946	HSBC Holdings PLC. Series A	6.20%	(a)	3,391,193
137,991	JPMorgan Chase & Co., Series AA	6.10%	(a)	3,553,268
137,284	JPMorgan Chase & Co., Series BB	6.15%	(a)	3,558,401
113,237	JPMorgan Chase & Co., Series EE	6.00%	(a)	3,224,990
133,027	US Bancorp, Series F (b)	6.50%	(a)	3,546,500
122,390	Wells Fargo & Co., Series R (b)	6.63%	(a)	3,589,699
				49,005,603
	Capital Markets – 3.8%
135,990	Charles Schwab (The) Corp., Series C	6.00%	(a)	3,458,226
130,097	Charles Schwab (The) Corp., Series D	5.95%	(a)	3,387,726
133,243	Goldman Sachs Group (The), Inc., Series N	6.30%	(a)	3,533,604
124,356	Morgan Stanley, Series E (b)	7.13%	(a)	3,657,310
126,518	Morgan Stanley, Series F (b)	6.88%	(a)	3,605,763
				17,642,629
	Electric Utilities – 0.7%
132,165	PPL Capital Funding, Inc., Series B	5.90%	04/30/73	3,507,659

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Food Products – 0.9%
136,000	CHS, Inc.	8.00%	(a)	$4,066,400
	Insurance – 2.7%
151,771	Hartford Financial Services Group (The), Inc. (b)	7.88%	04/15/42	4,190,397
158,241	PartnerRe Ltd., Series H	7.25%	(a)	4,057,299
144,128	Prudential PLC	6.75%	(a)	4,126,385
				12,374,081
	Internet & Direct Marketing Retail – 0.8%
133,560	eBay, Inc.	6.00%	02/01/56	3,523,313
	Total $25 Par Preferred Securities			90,119,685
	(Cost $89,747,312)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 19.6%
1,843,639	First Trust Tactical High Yield ETF (d)	89,822,092
	(Cost $90,218,547)
	Total Investments – 99.6%	457,202,021
	(Cost $459,246,448) (e)
	Net Other Assets and Liabilities – 0.4%	1,870,168
	Net Assets – 100.0%	$459,072,189

(a)	Perpetual maturity.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	Floating rate security.
(d)	Investment in an affiliated fund.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $22,619,970 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $24,664,397. The net unrealized depreciation was $2,044,427.

LIBOR	London Interbank Offered Rate

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 98,680,566	$ 98,680,566	$ —	$ —
Real Estate Investment Trusts*	92,506,650	92,506,650	—	—
Master Limited Partnerships*	86,073,028	86,073,028	—	—
$25 Par Preferred Securities*	90,119,685	90,119,685	—	—
Exchange-Traded Funds	89,822,092	89,822,092	—	—
Total Investments	$ 457,202,021	$ 457,202,021	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2020, and for the fiscal year-to-date period (October 1, 2020 to December 31, 2020) are as follows:
Security Name	Shares at 12/31/2020	Value at 9/30/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2020	Dividend Income
First Trust Tactical High Yield ETF	1,843,639	$ 91,385,726	$ 2,063,706	$ (6,548,196)	$ 2,958,336	$ (37,480)	$ 89,822,092	$ 1,269,886

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.5%
	Auto Components – 3.0%
21,180	Nokian Renkaat OYJ	$745,704
	Banks – 13.0%
3,885	Bank of Montreal	295,381
6,655	Bank of Nova Scotia (The)	359,702
75,949	Bendigo & Adelaide Bank Ltd.	545,713
4,732	Canadian Imperial Bank of Commerce	404,166
6,497	Commonwealth Bank of Australia	411,278
62,000	Mitsubishi UFJ Financial Group, Inc.	273,868
40,000	Oversea-Chinese Banking Corp., Ltd.	304,479
39,853	Svenska Handelsbanken AB, Class A (a)	400,099
246,400	Thanachart Capital PCL	283,738
		3,278,424
	Capital Markets – 2.8%
50,765	IG Group Holdings PLC	598,410
32,173	Ninety One PLC	100,840
		699,250
	Chemicals – 1.6%
68,000	Mitsubishi Chemical Holdings Corp.	411,075
	Construction & Engineering – 1.7%
10,309	Bouygues S.A.	423,788
	Diversified Financial Services – 2.3%
74,548	FirstRand Ltd.	258,927
20,300	ORIX Corp.	311,513
		570,440
	Diversified Telecommunication Services – 7.1%
11,619	BCE, Inc.	496,836
219,900	Singapore Telecommunications Ltd.	384,359
801	Swisscom AG	431,670
23,896	TELUS Corp.	473,264
		1,786,129
	Electric Utilities – 11.1%
64,450	CK Infrastructure Holdings Ltd.	346,257
101,307	EDP - Energias de Portugal S.A.	638,115
9,673	Emera, Inc.	411,116
19,171	Fortum OYJ	461,379
69,004	Power Assets Holdings Ltd.	373,839
27,218	Red Electrica Corp. S.A.	557,784
		2,788,490
Shares	Description	Value

	Gas Utilities – 3.9%
56,338	APA Group	$419,136
25,676	Enagas S.A.	563,510
		982,646
	Household Durables – 1.6%
11,401	JM AB	402,685
	Independent Power & Renewable Electricity Producers – 2.8%
19,332	Northland Power, Inc.	693,607
	Insurance – 8.9%
4,986	Ageas S.A./N.V.	265,452
18,633	CNP Assurances (a)	300,016
14,026	Great-West Lifeco, Inc.	334,425
98,554	Legal & General Group PLC	358,765
9,900	MS&AD Insurance Group Holdings, Inc.	301,156
13,982	Power Corp. of Canada	321,073
823	Zurich Insurance Group AG	347,216
		2,228,103
	Media – 1.5%
21,508	Shaw Communications, Inc., Class B	377,476
	Multi-Utilities – 2.9%
42,213	AGL Energy Ltd.	388,902
14,355	Canadian Utilities Ltd., Class A	350,614
		739,516
	Oil, Gas & Consumable Fuels – 5.9%
21,327	Keyera Corp.	378,990
13,207	Pembina Pipeline Corp.	312,303
7,934	TC Energy Corp.	322,559
11,003	TOTAL SE	474,496
		1,488,348
	Paper & Forest Products – 2.1%
13,989	UPM-Kymmene OYJ	520,722
	Personal Products – 1.6%
55,146	Hengan International Group Co., Ltd.	390,524
	Pharmaceuticals – 1.4%
19,475	GlaxoSmithKline PLC	357,402
	Real Estate Management & Development – 9.1%
3,800	Daito Trust Construction Co., Ltd.	354,772
147,980	Hysan Development Co., Ltd.	543,058
89,394	New World Development Co. Ltd.	416,272

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Real Estate Management & Development (Continued)
368,164	Sino Land Co., Ltd.	$479,649
96,522	Wharf Real Estate Investment Co., Ltd.	502,378
		2,296,129
	Technology Hardware, Storage & Peripherals – 4.2%
19,900	Canon, Inc.	381,214
709,720	Lenovo Group Ltd.	670,130
		1,051,344
	Tobacco – 4.2%
31,700	Japan Tobacco, Inc.	645,329
5,275	KT&G Corp.	403,528
		1,048,857
	Wireless Telecommunication Services – 1.8%
2,099	SK Telecom Co., Ltd.	459,875
	Total Common Stocks	23,740,534
	(Cost $23,510,167)
REAL ESTATE INVESTMENT TRUSTS – 4.9%
	Equity Real Estate Investment Trusts – 4.9%
19,200	Klepierre S.A.	431,350
26,375	RioCan Real Estate Investment Trust	347,067
25,344	SmartCentres Real Estate Investment Trust	459,533
	Total Real Estate Investment Trusts	1,237,950
	(Cost $1,461,483)
	Total Investments – 99.4%	24,978,484
	(Cost $24,971,650) (b)
	Net Other Assets and Liabilities – 0.6%	142,099
	Net Assets – 100.0%	$25,120,583

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,415,477 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,408,643. The net unrealized appreciation was $6,834.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 3,278,424	$ 2,994,686	$ 283,738	$ —
Other industry categories*	20,462,110	20,462,110	—	—
Real Estate Investment Trusts*	1,237,950	1,237,950	—	—
Total Investments	$ 24,978,484	$ 24,694,746	$ 283,738	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
Canadian Dollar	25.4%
Euro	21.5
Hong Kong Dollar	14.9
Japanese Yen	10.7
Australian Dollar	7.1
British Pound Sterling	5.7
South Korean Won	3.5
Swedish Krona	3.2
Swiss Franc	3.1
Singapore Dollar	2.8
Thai Baht	1.1
South African Rand	1.0
Total	100.0%

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.8%
	Automobiles – 2.5%
84,442	Fiat Chrysler Automobiles NV (a)	$1,527,556
	Banks – 0.8%
18,035	HSBC Holdings PLC, ADR (a) (b)	467,287
	Beverages – 4.5%
41,492	Keurig Dr Pepper, Inc.	1,327,744
32,108	Molson Coors Beverage Co., Class B	1,450,961
		2,778,705
	Biotechnology – 5.2%
2,276	AbbVie, Inc.	243,873
12,880	Acceleron Pharma, Inc. (a) (b)	1,647,867
849	Amgen, Inc.	195,202
450	Biogen, Inc. (a)	110,187
2,226	Gilead Sciences, Inc.	129,687
906	Incyte Corp. (a)	78,804
5,419	Ligand Pharmaceuticals, Inc. (a) (b)	538,920
225	Regeneron Pharmaceuticals, Inc. (a)	108,700
533	Vertex Pharmaceuticals, Inc. (a)	125,969
		3,179,209
	Capital Markets – 5.5%
25,368	Blackstone Group (The), Inc., Class A (b)	1,644,100
6,490	Goldman Sachs Group (The), Inc.	1,711,478
		3,355,578
	Chemicals – 3.9%
5,639	Ashland Global Holdings, Inc.	446,609
111,278	Element Solutions, Inc. (b)	1,972,959
		2,419,568
	Communications Equipment – 4.0%
55,437	EchoStar Corp., Class A (a) (b)	1,174,710
56,524	Juniper Networks, Inc. (b)	1,272,355
		2,447,065
	Consumer Finance – 1.9%
16,771	Nelnet, Inc., Class A (b)	1,194,766
	Diversified Financial Services – 0.8%
2,074	Berkshire Hathaway, Inc., Class B (a) (b)	480,898
	Diversified Telecommunication Services – 0.7%
15,478	AT&T, Inc. (b)	445,147
	Electric Utilities – 1.5%
1,023	American Electric Power Co., Inc.	85,185
953	Duke Energy Corp.	87,257
1,351	Edison International	84,870
794	Entergy Corp.	79,273
965	Eversource Energy	83,482
2,065	Exelon Corp.	87,184
3,098	FirstEnergy Corp.	94,830
1,160	NextEra Energy, Inc.	89,494
3,002	PPL Corp.	84,656
1,422	Southern (The) Co.	87,354

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
1,221	Xcel Energy, Inc.	$81,404
		944,989
	Electrical Equipment – 1.3%
73,357	GrafTech International Ltd.	781,986
	Food Products – 4.7%
29,121	Campbell Soup Co. (b)	1,408,000
40,410	Conagra Brands, Inc. (b)	1,465,267
		2,873,267
	Health Care Equipment & Supplies – 3.9%
2,359	Abbott Laboratories	258,287
212	Align Technology, Inc. (a)	113,288
1,247	Baxter International, Inc.	100,059
539	Becton Dickinson and Co.	134,869
3,232	Boston Scientific Corp. (a)	116,190
227	Cooper (The) Cos., Inc.	82,474
957	Danaher Corp.	212,588
283	DexCom, Inc. (a)	104,631
1,284	Edwards Lifesciences Corp. (a)	117,139
1,096	Hologic, Inc. (a)	79,822
221	IDEXX Laboratories, Inc. (a)	110,471
197	Intuitive Surgical, Inc. (a)	161,166
1,840	Medtronic PLC	215,538
426	ResMed, Inc.	90,550
385	STERIS PLC	72,973
567	Stryker Corp.	138,938
237	Teleflex, Inc.	97,542
284	West Pharmaceutical Services, Inc.	80,460
595	Zimmer Biomet Holdings, Inc.	91,683
		2,378,668
	Health Care Providers & Services – 3.8%
711	AmerisourceBergen Corp.	69,507
424	Anthem, Inc.	136,142
1,365	Cardinal Health, Inc.	73,109
1,482	Centene Corp. (a)	88,965
626	Cigna Corp. (b)	130,321
2,207	CVS Health Corp. (b)	150,738
6,879	DaVita, Inc. (a)	807,595
627	HCA Healthcare, Inc.	103,116
279	Humana, Inc.	114,465
394	Laboratory Corp of America Holdings (a)	80,199
506	McKesson Corp.	88,004
617	Quest Diagnostics, Inc.	73,528
1,140	UnitedHealth Group, Inc.	399,775
		2,315,464
	Health Care Technology – 0.1%
1,093	Cerner Corp.	85,779
	Household Products – 3.5%
2,976	Procter & Gamble (The) Co.	414,081
22,033	Spectrum Brands Holdings, Inc.	1,740,166
		2,154,247

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Independent Power & Renewable Electricity Producers – 1.2%
37,293	Vistra Energy Corp.	$733,180
	Insurance – 4.9%
12,524	Hanover Insurance Group (The), Inc.	1,464,306
1,521	White Mountains Insurance Group Ltd.	1,522,004
		2,986,310
	Interactive Media & Services – 3.1%
340	Alphabet, Inc., Class A (a)	595,898
333	Alphabet, Inc., Class C (a)	583,376
2,752	Facebook, Inc., Class A (a)	751,736
		1,931,010
	Internet & Direct Marketing Retail – 2.5%
462	Amazon.com, Inc. (a)	1,504,702
	Life Sciences Tools & Services – 0.9%
867	Agilent Technologies, Inc.	102,731
354	Illumina, Inc. (a)	130,980
548	IQVIA Holdings, Inc. (a)	98,185
75	Mettler-Toledo International, Inc. (a)	85,476
566	PerkinElmer, Inc.	81,221
319	Waters Corp. (a)	78,927
		577,520
	Metals & Mining – 6.6%
6,220	Agnico Eagle Mines Ltd.	438,572
19,325	AngloGold Ashanti Ltd., ADR	437,132
17,639	Barrick Gold Corp.	401,816
3,328	Franco-Nevada Corp.	417,098
57,590	Kinross Gold Corp. (b)	422,711
10,468	Kirkland Lake Gold Ltd.	432,014
1,386	Newmont Corp.	83,008
40,128	Osisko Gold Royalties Ltd.	508,823
767	Royal Gold, Inc.	81,578
58,567	Sandstorm Gold Ltd. (a)	419,925
10,093	Wheaton Precious Metals Corp.	421,282
		4,063,959
	Multi-Utilities – 1.1%
1,094	Ameren Corp.	85,398
1,388	CMS Energy Corp.	84,682
1,118	Consolidated Edison, Inc.	80,798
1,052	Dominion Energy, Inc.	79,110
671	DTE Energy Co.	81,466
1,512	Public Service Enterprise Group, Inc.	88,149
666	Sempra Energy	84,855
887	WEC Energy Group, Inc.	81,631
		666,089
	Oil, Gas & Consumable Fuels – 2.6%
276,461	DHT Holdings, Inc.	1,445,891
10,995	International Seaways, Inc.	179,548
		1,625,439
	Paper & Forest Products – 2.7%
44,163	Louisiana-Pacific Corp. (b)	1,641,539

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals – 2.7%
3,220	Bristol-Myers Squibb Co.	$199,737
733	Catalent, Inc. (a)	76,283
1,266	Eli Lilly & Co.	213,751
2,970	Johnson & Johnson (b)	467,419
3,285	Merck & Co., Inc.	268,713
7,420	Pfizer, Inc.	273,130
860	Zoetis, Inc.	142,330
		1,641,363
	Road & Rail – 2.3%
34,321	Knight-Swift Transportation Holdings, Inc. (b)	1,435,304
	Semiconductors & Semiconductor Equipment – 0.7%
797	NVIDIA Corp.	416,193
	Software – 7.9%
23,710	InterDigital, Inc.	1,438,723
8,094	Microsoft Corp. (b)	1,800,267
21,722	SS&C Technologies Holdings, Inc.	1,580,276
		4,819,266
	Technology Hardware, Storage & Peripherals – 3.5%
16,258	Apple, Inc. (b)	2,157,274
	Trading Companies & Distributors – 0.4%
5,556	Triton International Ltd.	269,522
	Water Utilities – 0.1%
554	American Water Works Co., Inc.	85,022
	Total Common Stocks	56,383,871
	(Cost $50,355,922)
REAL ESTATE INVESTMENT TRUSTS – 6.7%
	Equity Real Estate Investment Trusts – 1.7%
44,566	Office Properties Income Trust	1,012,540
	Mortgage Real Estate Investment Trusts – 5.0%
69,877	ARMOUR Residential REIT, Inc.	753,973
137,396	Chimera Investment Corp.	1,408,309
51,947	KKR Real Estate Finance Trust, Inc.	930,890
		3,093,172
	Total Real Estate Investment Trusts	4,105,712
	(Cost $4,189,491)
MASTER LIMITED PARTNERSHIPS – 0.7%
	Oil, Gas & Consumable Fuels – 0.7%
12,014	Cheniere Energy Partners, L.P.	423,493
	(Cost $394,484)
	Total Investments – 99.2%	60,913,076
	(Cost $54,939,897) (c)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (4.4)%
(10)	S&P 500® Index	$(3,756,070)	$3,400.00	Jan 2021	(335,970)

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(10)	S&P 500® Index	$(3,756,070)	$3,425.00	Jan 2021	$(314,300)
(17)	S&P 500® Index	(6,385,319)	3,500.00	Jan 2021	(413,950)
(12)	S&P 500® Index	(4,507,284)	3,550.00	Jan 2021	(253,044)
(10)	S&P 500® Index	(3,756,070)	3,450.00	Feb 2021	(329,900)
(12)	S&P 500® Index	(4,507,284)	3,475.00	Feb 2021	(376,860)
(8)	S&P 500® Index	(3,004,856)	3,575.00	Feb 2021	(168,392)
(13)	S&P 500® Index	(4,882,891)	3,650.00	Mar 2021	(250,770)
(7)	S&P 500® Index	(2,629,249)	3,725.00	Mar 2021	(102,319)
(14)	S&P 500® Index	(5,258,498)	3,750.00	Mar 2021	(182,980)
	Total Call Options Written				(2,728,485)
	(Premiums received $1,618,081)

Net Other Assets and Liabilities – 5.2%	3,201,612
Net Assets – 100.0%	$61,386,203

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged to cover index options written.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,963,790 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,101,015. The net unrealized appreciation was $4,862,775. The unrealized amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 56,383,871	$ 56,383,871	$ —	$ —
Real Estate Investment Trusts*	4,105,712	4,105,712	—	—
Master Limited Partnerships*	423,493	423,493	—	—
Total Investments	$ 60,913,076	$ 60,913,076	$—	$—
LIABILITIES TABLE
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (2,728,485)	$ (2,351,625)	$ (376,860)	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.9%
	Automobiles – 2.5%
7,004	Fiat Chrysler Automobiles NV (a)	$126,702
	Banks – 0.8%
1,516	HSBC Holdings PLC, ADR (a) (b)	39,280
	Beverages – 4.5%
3,446	Keurig Dr Pepper, Inc.	110,272
2,557	Molson Coors Beverage Co., Class B	115,551
		225,823
	Biotechnology – 5.1%
192	AbbVie, Inc.	20,573
1,027	Acceleron Pharma, Inc. (a) (b)	131,394
71	Amgen, Inc.	16,324
38	Biogen, Inc. (a)	9,305
187	Gilead Sciences, Inc.	10,895
76	Incyte Corp. (a)	6,611
456	Ligand Pharmaceuticals, Inc. (a)	45,349
19	Regeneron Pharmaceuticals, Inc. (a)	9,179
45	Vertex Pharmaceuticals, Inc. (a)	10,635
		260,265
	Capital Markets – 5.3%
2,024	Blackstone Group (The), Inc., Class A (b)	131,175
519	Goldman Sachs Group (The), Inc.	136,866
		268,041
	Chemicals – 3.9%
474	Ashland Global Holdings, Inc.	37,541
8,905	Element Solutions, Inc. (b)	157,885
		195,426
	Communications Equipment – 3.9%
4,403	EchoStar Corp., Class A (a) (b)	93,300
4,693	Juniper Networks, Inc. (b)	105,639
		198,939
	Consumer Finance – 2.0%
1,398	Nelnet, Inc., Class A (b)	99,594
	Diversified Financial Services – 0.8%
174	Berkshire Hathaway, Inc., Class B (a)	40,345
	Diversified Telecommunication Services – 0.7%
1,302	AT&T, Inc.	37,446
	Electric Utilities – 1.6%
86	American Electric Power Co., Inc.	7,161
80	Duke Energy Corp.	7,325
114	Edison International	7,161
67	Entergy Corp.	6,689
81	Eversource Energy	7,007
174	Exelon Corp.	7,346
262	FirstEnergy Corp.	8,020
98	NextEra Energy, Inc.	7,561
253	PPL Corp.	7,135
120	Southern (The) Co.	7,372

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
103	Xcel Energy, Inc.	$6,867
		79,644
	Electrical Equipment – 1.3%
6,186	GrafTech International Ltd.	65,943
	Food Products – 4.5%
2,320	Campbell Soup Co. (b)	112,172
3,221	Conagra Brands, Inc. (b)	116,793
		228,965
	Health Care Equipment & Supplies – 4.0%
198	Abbott Laboratories	21,679
18	Align Technology, Inc. (a)	9,619
105	Baxter International, Inc.	8,425
45	Becton Dickinson and Co.	11,260
271	Boston Scientific Corp. (a)	9,743
19	Cooper (The) Cos., Inc.	6,903
80	Danaher Corp.	17,771
24	DexCom, Inc. (a)	8,873
108	Edwards Lifesciences Corp. (a)	9,853
92	Hologic, Inc. (a)	6,700
19	IDEXX Laboratories, Inc. (a)	9,498
17	Intuitive Surgical, Inc. (a)	13,908
155	Medtronic PLC	18,157
36	ResMed, Inc.	7,652
32	STERIS PLC	6,065
48	Stryker Corp.	11,762
20	Teleflex, Inc.	8,231
24	West Pharmaceutical Services, Inc.	6,799
50	Zimmer Biomet Holdings, Inc.	7,705
		200,603
	Health Care Providers & Services – 3.8%
60	AmerisourceBergen Corp.	5,866
36	Anthem, Inc.	11,559
115	Cardinal Health, Inc.	6,159
125	Centene Corp. (a)	7,504
53	Cigna Corp.	11,034
186	CVS Health Corp.	12,704
572	DaVita, Inc. (a)	67,153
53	HCA Healthcare, Inc.	8,716
23	Humana, Inc.	9,436
33	Laboratory Corp of America Holdings (a)	6,717
43	McKesson Corp.	7,479
52	Quest Diagnostics, Inc.	6,197
96	UnitedHealth Group, Inc.	33,665
		194,189
	Health Care Technology – 0.1%
92	Cerner Corp.	7,220
	Household Products – 3.4%
250	Procter & Gamble (The) Co.	34,785
1,752	Spectrum Brands Holdings, Inc. (b)	138,373
		173,158

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Independent Power & Renewable Electricity Producers – 1.2%
3,104	Vistra Corp.	$61,025
	Insurance – 4.7%
1,000	Hanover Insurance Group (The), Inc. (b)	116,920
122	White Mountains Insurance Group Ltd.	122,080
		239,000
	Interactive Media & Services – 3.2%
29	Alphabet, Inc., Class A (a)	50,827
28	Alphabet, Inc., Class C (a)	49,053
228	Facebook, Inc., Class A (a)	62,280
		162,160
	Internet & Direct Marketing Retail – 2.3%
36	Amazon.com, Inc. (a)	117,249
	Life Sciences Tools & Services – 1.0%
73	Agilent Technologies, Inc.	8,650
30	Illumina, Inc. (a)	11,100
46	IQVIA Holdings, Inc. (a)	8,242
6	Mettler-Toledo International, Inc. (a)	6,838
48	PerkinElmer, Inc.	6,888
27	Waters Corp. (a)	6,680
		48,398
	Metals & Mining – 6.8%
524	Agnico Eagle Mines Ltd.	36,947
1,627	AngloGold Ashanti Ltd., ADR	36,803
1,484	Barrick Gold Corp.	33,806
280	Franco-Nevada Corp.	35,092
4,844	Kinross Gold Corp.	35,555
881	Kirkland Lake Gold Ltd.	36,359
117	Newmont Corp.	7,007
3,378	Osisko Gold Royalties Ltd.	42,833
65	Royal Gold, Inc.	6,913
4,926	Sandstorm Gold Ltd. (a)	35,320
849	Wheaton Precious Metals Corp.	35,437
		342,072
	Multi-Utilities – 1.1%
92	Ameren Corp.	7,182
117	CMS Energy Corp.	7,138
94	Consolidated Edison, Inc.	6,794
89	Dominion Energy, Inc.	6,693
57	DTE Energy Co.	6,920
127	Public Service Enterprise Group, Inc.	7,404
56	Sempra Energy	7,135
75	WEC Energy Group, Inc.	6,902
		56,168
	Oil, Gas & Consumable Fuels – 2.6%
22,095	DHT Holdings, Inc. (b)	115,557
926	International Seaways, Inc.	15,121
		130,678
	Paper & Forest Products – 2.6%
3,525	Louisiana-Pacific Corp. (b)	131,024

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals – 2.7%
271	Bristol-Myers Squibb Co.	$16,810
62	Catalent, Inc. (a)	6,452
106	Eli Lilly & Co.	17,897
250	Johnson & Johnson	39,345
277	Merck & Co., Inc.	22,659
623	Pfizer, Inc.	22,933
72	Zoetis, Inc.	11,916
		138,012
	Road & Rail – 2.3%
2,742	Knight-Swift Transportation Holdings, Inc. (b)	114,670
	Semiconductors & Semiconductor Equipment – 0.7%
67	NVIDIA Corp.	34,987
	Software – 7.6%
1,893	InterDigital, Inc. (b)	114,867
648	Microsoft Corp. (b)	144,128
1,739	SS&C Technologies Holdings, Inc. (b)	126,513
		385,508
	Technology Hardware, Storage & Peripherals – 3.4%
1,309	Apple, Inc. (b)	173,691
	Trading Companies & Distributors – 0.4%
469	Triton International Ltd.	22,751
	Water Utilities – 0.1%
47	American Water Works Co., Inc.	7,213
	Total Common Stocks	4,606,189
	(Cost $4,280,419)
REAL ESTATE INVESTMENT TRUSTS – 6.7%
	Equity Real Estate Investment Trusts – 1.7%
3,688	Office Properties Income Trust	83,791
	Mortgage Real Estate Investment Trusts – 5.0%
5,801	ARMOUR Residential REIT, Inc.	62,593
10,994	Chimera Investment Corp.	112,689
4,324	KKR Real Estate Finance Trust, Inc.	77,486
		252,768
	Total Real Estate Investment Trusts	336,559
	(Cost $343,411)
MASTER LIMITED PARTNERSHIPS – 0.7%
	Oil, Gas & Consumable Fuels – 0.7%
1,016	Cheniere Energy Partners, L.P.	35,814
	(Cost $34,816)
	Total Investments – 98.3%	4,978,562
	(Cost $4,658,646) (c)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS PURCHASED – 2.8%
3	S&P 500® Index	$1,126,821	$3,150.00	Jun 2021	22,140

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS PURCHASED (Continued)
3	S&P 500® Index	$1,126,821	$3,500.00	Sep 2021	$56,835
3	S&P 500® Index	1,126,821	3,400.00	Dec 2021	62,400
	Total Put Options Purchased				141,375
	(Cost $179,532)
CALL OPTIONS WRITTEN – (3.4)%
(3)	S&P 500® Index	(1,126,821)	3,625.00	Jan 2021	(39,300)
(1)	S&P 500® Index	(375,607)	3,450.00	Feb 2021	(32,990)
(2)	S&P 500® Index	(751,214)	3,575.00	Feb 2021	(42,098)
(3)	S&P 500® Index	(1,126,821)	3,650.00	Mar 2021	(57,870)
	Total Call Options Written				(172,258)
	(Premiums received $118,809)

Net Other Assets and Liabilities – 2.3%	118,552
Net Assets – 100.0%	$5,066,231

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged to cover index options written.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $397,640 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $169,330. The net unrealized appreciation was $228,310. The unrealized amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,606,189	$ 4,606,189	$ —	$ —
Real Estate Investment Trusts*	336,559	336,559	—	—
Master Limited Partnerships*	35,814	35,814	—	—
Total Investments	4,978,562	4,978,562	—	—
Put Options Purchased	141,375	84,540	56,835	—
Total	$ 5,119,937	$ 5,063,102	$ 56,835	$—
LIABILITIES TABLE
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (172,258)	$ (172,258)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 2.1%
988,911	Spirit AeroSystems Holdings, Inc., Class A	$38,656,531
	Airlines – 2.0%
799,194	Southwest Airlines Co.	37,250,432
	Banks – 12.3%
1,283,064	Bank of America Corp.	38,889,670
622,866	Citigroup, Inc.	38,405,918
699,068	Comerica, Inc.	39,049,938
308,937	JPMorgan Chase & Co.	39,256,625
669,021	Popular, Inc.	37,679,263
1,268,014	Wells Fargo & Co.	38,268,662
		231,550,076
	Capital Markets – 2.0%
901,980	Bank of New York Mellon (The) Corp.	38,280,031
	Chemicals – 2.0%
136,477	Air Products & Chemicals, Inc.	37,288,246
	Communications Equipment – 1.9%
809,614	Cisco Systems, Inc.	36,230,226
	Consumer Finance – 2.1%
1,137,068	Synchrony Financial	39,467,630
	Diversified Financial Services – 2.0%
1,565,608	Jefferies Financial Group, Inc.	38,513,957
	Entertainment – 2.0%
407,154	Activision Blizzard, Inc.	37,804,249
	Food & Staples Retailing – 2.0%
100,228	Costco Wholesale Corp.	37,763,906
	Food Products – 2.0%
740,539	Archer-Daniels-Midland Co.	37,330,571
	Health Care Providers & Services – 4.1%
119,200	Anthem, Inc.	38,273,928
93,941	Humana, Inc.	38,541,174
		76,815,102
	Hotels, Restaurants & Leisure – 1.9%
631,684	Yum China Holdings, Inc.	36,062,840
	Industrial Conglomerates – 2.0%
175,143	Honeywell International, Inc.	37,252,916
	Insurance – 14.0%
342,551	Allstate (The) Corp.	37,656,631
Shares	Description	Value

	Insurance (Continued)
691,965	First American Financial Corp.	$35,726,153
772,129	Hartford Financial Services Group (The), Inc.	37,818,878
805,801	MetLife, Inc.	37,832,357
379,478	Progressive (The) Corp.	37,522,785
480,812	Prudential Financial, Inc.	37,536,993
1,700,566	Unum Group	39,010,984
		263,104,781
	IT Services – 9.9%
138,195	Accenture PLC, Class A	36,097,916
205,262	Automatic Data Processing, Inc.	36,167,164
454,045	Cognizant Technology Solutions Corp., Class A	37,208,988
108,108	Mastercard, Inc., Class A	38,588,070
174,093	Visa, Inc., Class A	38,079,362
		186,141,500
	Machinery – 2.0%
164,020	Cummins, Inc.	37,248,942
	Media – 2.0%
596,988	Omnicom Group, Inc.	37,234,142
	Metals & Mining – 2.0%
1,018,302	Steel Dynamics, Inc.	37,544,795
	Professional Services – 3.9%
406,955	ManpowerGroup, Inc.	36,699,202
583,490	Robert Half International, Inc.	36,456,455
		73,155,657
	Semiconductors & Semiconductor Equipment – 9.8%
427,226	Applied Materials, Inc.	36,869,604
76,480	Lam Research Corp.	36,119,210
69,303	NVIDIA Corp.	36,190,026
248,250	Skyworks Solutions, Inc.	37,952,460
224,224	Texas Instruments, Inc.	36,801,885
		183,933,185
	Software – 5.9%
277,347	Citrix Systems, Inc.	36,082,845
168,298	Microsoft Corp.	37,432,841
565,456	Oracle Corp.	36,579,348
		110,095,034
	Technology Hardware, Storage & Peripherals – 6.0%
290,430	Apple, Inc.	38,537,157
1,504,119	HP, Inc.	36,986,286
567,588	NetApp, Inc.	37,597,029
		113,120,472

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 4.0%
267,959	NIKE, Inc., Class B	$37,908,160
363,517	Ralph Lauren Corp.	37,711,253
		75,619,413
	Total Investments – 99.9%	1,877,464,634
	(Cost $1,543,901,560) (a)
	Net Other Assets and Liabilities – 0.1%	1,851,827
	Net Assets – 100.0%	$1,879,316,461

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $347,245,977 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,682,903. The net unrealized appreciation was $333,563,074.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,877,464,634	$ 1,877,464,634	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.0%
	Capital Markets – 100.0%(a)
9,143,621	First Trust Consumer Discretionary AlphaDEX® Fund	$465,227,436
2,104,047	First Trust Dow Jones Internet Index Fund (b)	446,541,895
16,691,563	First Trust Nasdaq Transportation ETF	468,323,529
3,422,281	First Trust NASDAQ-100- Technology Sector Index Fund	472,514,338
4,520,465	First Trust Technology AlphaDEX® Fund	505,478,396
	Total Investments – 100.0%	2,358,085,594
	(Cost $1,317,791,391) (c)
	Net Other Assets and Liabilities – 0.0%	1,118,295
	Net Assets – 100.0%	$2,359,203,889

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,040,294,203 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $1,040,294,203.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 2,358,085,594	$ 2,358,085,594	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2020, and for the fiscal year-to-date period (October 1, 2020 to December 31, 2020) are as follows:
Security Name	Shares at 12/31/2020	Value at 9/30/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2020	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	9,143,621	$ 400,825,212	$ 2,793,797	$ (16,075,797)	$ 74,510,851	$ 3,173,373	$ 465,227,436	$ 441,317
First Trust Dow Jones Internet Index Fund	2,104,047	408,238,044	2,816,522	(16,047,114)	40,950,986	10,583,457	446,541,895	—
First Trust Nasdaq Transportation ETF	16,691,563	401,360,989	2,827,519	(16,212,884)	78,821,737	1,526,168	468,323,529	703,451
First Trust NASDAQ-100- Technology Sector Index Fund	3,422,281	412,866,145	2,891,285	(16,407,744)	63,257,202	9,907,450	472,514,338	383,923
First Trust Technology AlphaDEX® Fund	4,520,465	423,428,260	2,955,618	(17,286,696)	87,862,279	8,518,935	505,478,396	—
		$2,046,718,650	$14,284,741	$(82,030,235)	$345,403,055	$33,709,383	$2,358,085,594	$1,528,691

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Banks – 10.3%
12,051	1st Source Corp.	$485,655
22,144	Associated Banc-Corp.	377,555
11,733	Bryn Mawr Bank Corp.	358,971
35,449	First Commonwealth Financial Corp.	387,812
22,241	First Financial Bancorp	389,885
10,931	First Financial Corp.	424,669
11,936	First Merchants Corp.	446,526
25,930	First Midwest Bancorp, Inc.	412,806
40,467	FNB Corp.	384,436
29,466	Fulton Financial Corp.	374,808
11,016	German American Bancorp, Inc.	364,519
9,018	Heartland Financial USA, Inc.	364,057
6,584	Lakeland Financial Corp.	352,771
14,596	Mercantile Bank Corp.	396,573
14,698	MidWestOne Financial Group, Inc.	360,101
22,048	Old National Bancorp	365,115
3,372	Park National Corp.	354,094
19,699	Peoples Bancorp, Inc.	533,646
10,205	QCR Holdings, Inc.	404,016
		7,538,015
	Commercial Services & Supplies – 5.8%
30,334	Clean Harbors, Inc. (a)	2,308,418
52,237	U.S. Ecology, Inc.	1,897,770
		4,206,188
	Construction & Engineering – 34.3%
59,666	Aegion Corp. (a)	1,133,057
120,027	APi Group Corp. (a) (b) (c)	2,178,490
37,929	Arcosa, Inc.	2,083,440
31,934	Comfort Systems USA, Inc.	1,681,644
53,380	Construction Partners, Inc., Class A (a)	1,553,892
13,713	Dycom Industries, Inc. (a)	1,035,606
25,026	EMCOR Group, Inc.	2,288,878
36,976	MasTec, Inc. (a)	2,521,024
30,716	MYR Group, Inc. (a)	1,846,031
17,018	Northwest Pipe Co. (a)	481,609
25,015	NV5 Global, Inc. (a)	1,970,682
79,890	Primoris Services Corp.	2,205,763
29,843	Quanta Services, Inc.	2,149,293
67,343	Sterling Construction Co., Inc. (a)	1,253,253
43,347	Tutor Perini Corp. (a)	561,344
		24,944,006
	Electrical Equipment – 13.8%
73,927	Atkore International Group, Inc. (a)	3,039,139
37,246	Encore Wire Corp.	2,255,990
8,940	Generac Holdings, Inc. (a)	2,033,046
Shares	Description	Value

	Electrical Equipment (Continued)
12,457	Hubbell, Inc.	$1,953,133
25,378	Powell Industries, Inc.	748,397
		10,029,705
	Machinery – 35.8%
30,942	Astec Industries, Inc.	1,790,923
41,194	Blue Bird Corp. (a)	752,202
49,879	Douglas Dynamics, Inc.	2,133,325
53,608	Evoqua Water Technologies Corp. (a)	1,446,344
57,562	Federal Signal Corp.	1,909,331
166,972	Mueller Water Products, Inc., Class A	2,067,113
30,258	Navistar International Corp. (a)	1,330,142
22,911	Oshkosh Corp.	1,971,950
12,239	Proto Labs, Inc. (a)	1,877,463
14,464	RBC Bearings, Inc. (a)	2,589,634
57,287	Shyft Group (The), Inc.	1,625,805
36,381	SPX Corp. (a)	1,984,220
74,204	TriMas Corp. (a)	2,350,041
128,963	Wabash National Corp.	2,222,032
		26,050,525
	Total Investments – 100.0%	72,768,439
	(Cost $60,158,916) (d)
	Net Other Assets and Liabilities – 0.0%	14,285
	Net Assets – 100.0%	$72,782,724

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,799,655 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,190,132. The net unrealized appreciation was $12,609,523.

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 72,768,439	$ 72,768,439	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 77.7%
	Air Freight & Logistics – 1.4%
2,229	United Parcel Service, Inc., Class B	$375,364
	Banks – 4.4%
73,994	Regions Financial Corp.	1,192,783
	Beverages – 1.3%
10,830	Keurig Dr Pepper, Inc.	346,560
	Biotechnology – 1.9%
2,235	Amgen, Inc.	513,871
	Capital Markets – 10.0%
18,002	Ares Management Corp., Class A	846,994
851	BlackRock, Inc.	614,031
12,784	Blackstone Group (The), Inc., Class A	828,531
5,422	KKR & Co., Inc.	219,537
1,702	Nasdaq, Inc.	225,923
		2,735,016
	Chemicals – 7.2%
875	Air Products & Chemicals, Inc.	239,067
13,097	LyondellBasell Industries N.V., Class A	1,200,471
2,750	RPM International, Inc.	249,645
1,391	Scotts Miracle-Gro (The) Co.	277,004
		1,966,187
	Consumer Finance – 8.5%
21,011	Ally Financial, Inc.	749,252
8,988	Discover Financial Services	813,684
22,293	Synchrony Financial	773,790
		2,336,726
	Electric Utilities – 1.0%
3,600	NextEra Energy, Inc.	277,740
	Electrical Equipment – 1.0%
1,053	Rockwell Automation, Inc.	264,103
	Health Care Providers & Services – 0.8%
622	UnitedHealth Group, Inc.	218,123
	Hotels, Restaurants & Leisure – 1.7%
3,904	Darden Restaurants, Inc.	465,044
	Household Durables – 6.8%
5,548	Garmin Ltd.	663,874
16,905	Leggett & Platt, Inc.	748,892
2,466	Whirlpool Corp.	445,088
		1,857,854
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 2.8%
32,937	AES (The) Corp.	$774,019
	Insurance – 0.8%
1,966	Marsh & McLennan Cos., Inc.	230,022
	IT Services – 0.9%
914	Accenture PLC, Class A	238,746
	Machinery – 5.3%
1,976	Cummins, Inc.	448,750
1,859	Illinois Tool Works, Inc.	379,013
3,673	Snap-on, Inc.	628,597
		1,456,360
	Media – 5.2%
5,029	Nexstar Media Group, Inc., Class A	549,117
23,259	ViacomCBS, Inc., Class B	866,630
		1,415,747
	Multiline Retail – 1.0%
1,519	Target Corp.	268,149
	Road & Rail – 1.0%
1,375	Union Pacific Corp.	286,303
	Semiconductors & Semiconductor Equipment – 7.0%
1,949	Broadcom, Inc.	853,370
2,633	QUALCOMM, Inc.	401,111
3,993	Texas Instruments, Inc.	655,371
		1,909,852
	Specialty Retail – 3.2%
2,522	Best Buy Co., Inc.	251,670
1,174	Home Depot (The), Inc.	311,838
3,036	Williams-Sonoma, Inc.	309,186
		872,694
	Trading Companies & Distributors – 4.5%
7,594	Fastenal Co.	370,815
2,664	Watsco, Inc.	603,529
600	WW Grainger, Inc.	245,004
		1,219,348
	Total Common Stocks	21,220,611
	(Cost $17,273,981)
REAL ESTATE INVESTMENT TRUSTS – 21.9%
	Equity Real Estate Investment Trusts – 16.0%
6,897	CyrusOne, Inc.	504,516
11,466	Duke Realty Corp.	458,296
9,683	First Industrial Realty Trust, Inc.	407,945

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
3,368	Prologis, Inc.	$335,655
9,115	QTS Realty Trust, Inc., Class A	564,036
35,785	STORE Capital Corp.	1,215,974
18,313	Ventas, Inc.	898,069
		4,384,491
	Mortgage Real Estate Investment Trusts – 5.9%
83,191	Starwood Property Trust, Inc.	1,605,587
	Total Real Estate Investment Trusts	5,990,078
	(Cost $5,170,359)
	Total Investments – 99.6%	27,210,689
	(Cost $22,444,340) (a)
	Net Other Assets and Liabilities – 0.4%	121,699
	Net Assets – 100.0%	$27,332,388

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,936,623 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $170,274. The net unrealized appreciation was $4,766,349.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 21,220,611	$ 21,220,611	$ —	$ —
Real Estate Investment Trusts*	5,990,078	5,990,078	—	—
Total Investments	$ 27,210,689	$ 27,210,689	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.0%
	Capital Markets – 100.0%(a)
1,409,908	First Trust BICK Index Fund	$53,017,053
925,388	First Trust Chindia ETF	54,579,384
1,360,535	First Trust Europe AlphaDEX® Fund	51,890,805
1,019,540	First Trust Germany AlphaDEX® Fund	51,874,195
877,735	First Trust Switzerland AlphaDEX® Fund	52,532,440
	Total Investments – 100.0%	263,893,877
	(Cost $215,749,640) (b)
	Net Other Assets and Liabilities – (0.0)%	(226)
	Net Assets – 100.0%	$263,893,651

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $48,889,810 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $745,573. The net unrealized appreciation was $48,144,237.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 263,893,877	$ 263,893,877	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2020, and for the fiscal year-to-date period (October 1, 2020 to December 31, 2020) are as follows:
Security Name	Shares at 12/31/2020	Value at 9/30/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2020	Dividend Income
First Trust BICK Index Fund	1,409,908	$ 43,485,202	$ 3,874,936	$ (6,805,589)	$ 11,882,214	$ 580,290	$ 53,017,053	$ 164,344
First Trust China AlphaDEX® Fund	—	37,830,104	2,985,145	(44,231,573)	(6,091,898)	9,508,222	—	—
First Trust Chindia ETF	925,388	46,198,623	3,984,177	(6,386,390)	9,808,470	974,504	54,579,384	109,441
First Trust Europe AlphaDEX® Fund	1,360,535	—	52,665,201	(28,917)	(745,573)	94	51,890,805	650,964
First Trust Germany AlphaDEX® Fund	1,019,540	47,933,240	3,907,364	(6,603,915)	6,624,167	13,339	51,874,195	293,074
First Trust Switzerland AlphaDEX® Fund	877,735	42,792,105	6,935,278	(1,899,668)	4,525,452	179,273	52,532,440	134,630
		$218,239,274	$74,352,101	$(65,956,052)	$26,002,832	$11,255,722	$263,893,877	$1,352,453

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.0%
	Capital Markets – 100.0%(a)
848,723	First Trust Consumer Discretionary AlphaDEX® Fund	$43,183,026
195,301	First Trust Dow Jones Internet Index Fund (b)	41,448,731
1,549,330	First Trust Nasdaq Transportation ETF	43,470,327
317,660	First Trust NASDAQ-100-Technology Sector Index Fund	43,859,316
419,594	First Trust Technology AlphaDEX® Fund	46,919,001

Total Investments – 100.0%	218,880,401
(Cost $163,139,430) (c)

Net Other Assets and Liabilities – 0.0%	87,714
Net Assets – 100.0%	$218,968,115

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $55,740,971 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $55,740,971.

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 218,880,401	$ 218,880,401	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2020, and for the fiscal year-to-date period (October 1, 2020 to December 31, 2020) are as follows:
Security Name	Shares at 12/31/2020	Value at 9/30/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2020	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	848,723	$ 43,803,183	$—	$ (8,224,547)	$ 6,245,578	$ 1,358,812	$ 43,183,026	$ 41,113
First Trust Dow Jones Internet Index Fund	195,301	44,613,117	—	(8,221,936)	2,807,150	2,250,400	41,448,731	—
First Trust Nasdaq Transportation ETF	1,549,330	43,861,695	—	(8,308,137)	7,431,035	485,734	43,470,327	65,533
First Trust NASDAQ-100- Technology Sector Index Fund	317,660	45,118,981	—	(8,347,018)	5,104,830	1,982,523	43,859,316	35,766
First Trust Technology AlphaDEX® Fund	419,594	46,273,279	—	(8,704,086)	6,594,009	2,755,799	46,919,001	—
		$223,670,255	$—	$(41,805,724)	$28,182,602	$8,833,268	$218,880,401	$142,412

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, NASDAQ Technology Dividend IndexSM, NASDAQ Multi-Asset Diversified Income IndexSM, NASDAQ Rising Dividend Achievers Index, and Dorsey Wright Momentum Plus Dividend Yield Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Dynamic Focus 5 ETF, and First Trust Dorsey Wright International Focus 5 ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
The First Trust RBA American Industrial Renaissance® ETF is not sponsored, endorsed, sold or promoted by Richard Bernstein Advisors (“RBA” or “Licensor”). RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined, composed and calculated by RBA without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P International Dividend Aristocrats Index (“S&P Dow Jones Indexes”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.